EP CHINA FUND
A series of the Investment Managers Series Trust

SUPPLEMENT DATED JULY 13, 2012
To The Prospectus and Statement of Additional Information
both dated March 1, 2012

Notice to Existing and Prospective Shareholders of the EP China Fund:

Effective immediately, Kevin Shi is no longer a portfolio manager of the EP China Fund.  All references in the Prospectus and Statement of Additional Information dated March 1, 2012 to Kevin Shi are hereby removed.

Please file this Supplement with your records.

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